Common and Preferred Stock - Convertible Notes and Series D Financing (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Jul. 30, 2018	Dec. 31, 2017
Common and Preferred Stock
Proceeds from sale of preferred stock		$ 25,106,896
Convertible Notes
Common and Preferred Stock
Debt issued				$ 27,400,000
Interest rate (as a percent)				8.00%
Preferred stock - Series D
Common and Preferred Stock
Proceeds from sale of preferred stock	$ 25,600,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001
Share price	$ 0.59808
Issuance of preferred stock (in shares)	91,147,482
Dividend (as percent)	8.00%
Dividend (in dollars per share)	$ 0.0478
Liquidation preference	$ 54,500,000
Preferred stock - Series D | Convertible Notes
Common and Preferred Stock
Conversion of convertible debt	$ 28,900,000
Preferred stock - Series C-1
Common and Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.001	0.001		0.001
Share price				0.59808
Common stock - Class B- Non-voting
Common and Preferred Stock
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001